Loans Receivable And Allowance For Credit Losses (Summary Of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Real Estate Loans:
One- to four-family	$ 5,743,047	$ 5,392,429
Multi-family and commercial	50,358	48,623
Construction	77,743	52,254
Total real estate loans	5,871,148	5,493,306
Consumer Loans:
Home equity	135,028	149,321
Other	5,623	6,529
Total consumer loans	140,651	155,850
Total loans receivable	6,011,799	5,649,156
Less:
Undisbursed loan funds	42,807	22,874
ACL	8,822	11,100
Discounts/unearned loan fees	23,057	21,468
Premiums/deferred costs	(21,755)	(14,369)
Loans and leases receivable, net	$ 5,958,868	$ 5,608,083